Quarterly Consolidated Financial Data (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Utility [Member]	Sep. 30, 2011 Utility [Member]	Jun. 30, 2011 Utility [Member]	Sep. 30, 2010 Utility [Member]	Dec. 31, 2011 Utility [Member]	Dec. 31, 2011 Hinkley Natural Gas Compressor Station [Member]	Sep. 30, 2011 Hinkley Natural Gas Compressor Station [Member]	Dec. 31, 2010 Hinkley Natural Gas Compressor Station [Member]
Loss accrued			$ 96	$ 59	$ 220
Insurance recoveries for cost incurred related to third-party claims	22	39		60		99
Estimated penalties for pending investigations		200
Environmental remediation and other estimated liabilities							$ 149	$ 125	$ 45